T. ROWE PRICE Global Stock Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BRAZIL
2.6%
Common Stocks 2.6%
Magazine Luiza 18,903,501 86,789
StoneCo, Class A (USD) (1) 1,134,931 81,601
Total Brazil (Cost
$109,294
)
168,390
CANADA
1.4%
Common Stocks 1.4%
Shopify, Class A (USD) (1) 84,814 93,176
Total Canada (Cost
$50,866
)
93,176
CAYMAN ISLANDS
0.2%
Common Stocks 0.1%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $2,295
(USD) (1)(2)(3) 409,131 3,302
3,302
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $2,858
(USD) (1)(2)(3) 57,979 6,353
6,353
Total Cayman Islands (Cost
$5,153
)
9,655
CHINA
5.1%
Common Stocks 3.9%
Alibaba Health Information Technology (HKD) (1) 10,700,000 33,358
Huazhu Group, ADR (USD) 1,527,615 74,089
Kuaishou Technology (HKD) (1) 108,400 1,608
Pinduoduo, ADR (USD) (1) 386,200 63,997
Trip.com Group, ADR (USD) (1) 2,500,750 79,599
252,651
Common Stocks - China A Shares 1.2%
Gree Electric Appliances of Zhuhai, A Shares (CNH) 8,639,927 74,909
74,909

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.0%
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost
$650 (USD) (1)(2)(3) 23,700 952
952
Total China (Cost
$291,636
)
328,512
DENMARK
0.6%
Common Stocks 0.6%
Ascendis Pharma, ADR (USD) (1) 264,843 39,766
Total Denmark (Cost
$23,798
)
39,766
FRANCE
3.3%
Common Stocks 3.3%
Airbus (1) 1,027,026 103,276
Teleperformance 334,779 109,500
Total France (Cost
$197,211
)
212,776
GERMANY
3.5%
Common Stocks 2.4%
Delivery Hero (1) 455,835 69,234
Infineon Technologies 2,196,100 87,984
157,218
Preferred Stocks 1.1%
Sartorius (4) 141,836 70,506
70,506
Total Germany (Cost
$104,404
)
227,724
INDIA
4.4%
Common Stocks 4.4%
Axis Bank (1) 15,557,849 141,745
HDFC Bank (1) 7,447,757 142,181
Total India (Cost
$194,407
)
283,926

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA
0.7%
Common Stocks 0.7%
Bank Central Asia 19,840,600 47,719
Total Indonesia (Cost
$31,254
)
47,719
ITALY
2.3%
Common Stocks 2.3%
Ferrari (USD) 553,835 115,297
PRADA (HKD) (1) 5,687,800 34,951
Total Italy (Cost
$126,189
)
150,248
JAPAN
8.3%
Common Stocks 8.3%
Daiichi Sankyo 182,000 5,859
Fancl 2,222,200 81,589
Hamamatsu Photonics 1,200,700 69,643
Harmonic Drive Systems (5) 732,600 54,737
Murata Manufacturing 484,500 46,535
Recruit Holdings 3,744,900 162,894
Sony 1,198,800 114,740
Total Japan (Cost
$412,313
)
535,997
NETHERLANDS
1.9%
Common Stocks 1.9%
Adyen (1) 12,636 26,397
ASML Holding 184,017 98,238
Total Netherlands (Cost
$50,408
)
124,635
SINGAPORE
1.0%
Common Stocks 1.0%
Sea, ADR (USD) (1) 295,598 64,059
Total Singapore (Cost
$23,912
)
64,059

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN
1.8%
Common Stocks 1.8%
Amadeus IT Group, A Shares 1,795,075 114,604
Total Spain (Cost
$98,155
)
114,604
SWEDEN
2.7%
Common Stocks 2.7%
Spotify Technology (USD) (1) 255,278 80,413
Svenska Cellulosa, Class B (1) 5,421,352 95,496
Total Sweden (Cost
$140,843
)
175,909
TAIWAN
2.5%
Common Stocks 2.5%
Taiwan Semiconductor Manufacturing 7,565,000 159,874
Total Taiwan (Cost
$100,995
)
159,874
UNITED KINGDOM
7.3%
Common Stocks 7.3%
Ashtead Group 2,113,162 106,053
Derwent London 1,758,589 76,123
IQE (1)(5) 11,229,489 12,199
London Stock Exchange Group 1,868,724 221,846
Trainline (1) 10,323,401 57,489
Total United Kingdom (Cost
$367,170
)
473,710
UNITED STATES
50.7%
Common Stocks 50.2%
Advanced Micro Devices (1) 747,524 64,018
Affirm Holdings (1) 21,001 2,091
Airbnb, Class A (1)(5) 20,724 3,805
Alphabet, Class A (1) 115,800 211,608
Amazon.com (1) 25,726 82,483
Atlassian, Class A (1) 142,984 33,048
Bill.com Holdings (1) 532,848 64,943
Bright Horizons Family Solutions (1) 163,036 24,777
Caterpillar 867,512 158,616
Charles Schwab 4,548,348 234,422

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Cognex 571,934 46,973
Copart (1) 644,706 70,756
Coupa Software (1) 50,900 15,772
Danaher 437,793 104,125
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $4,929 (1)
(2)(3) 102,638 18,205
Datadog, Class A (1) 231,627 23,800
DocuSign (1) 69,100 16,093
Doordash, Acquisition Date: 11/12/19 - 6/17/20, Cost $4,941 (1)
(3) 123,970 22,762
DoorDash, Class A (1)(5) 38,778 7,495
Eli Lilly & Company 438,500 91,195
Epic Games, Acquisition Date: 6/18/20, Cost $17,132 (1)(2)(3) 29,794 17,132
Estee Lauder, Class A 407,890 96,527
Exact Sciences (1) 621,273 85,214
Facebook, Class A (1) 876,028 226,304
FedEx 341,185 80,294
General Electric 9,070,579 96,874
Intuitive Surgical (1) 98,482 73,629
JPMorgan Chase 1,130,879 145,510
Kodiak Sciences (1) 120,851 15,265
Mastercard, Class A 718,767 227,339
Maxim Integrated Products 904,059 79,295
Morgan Stanley 1,294,530 86,798
Okta (1) 63,300 16,395
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143 (1)(2)
(3) 834,772 1,402
QUALCOMM 557,854 87,181
ServiceNow (1) 80,809 43,892
Snowflake, Class A (1) 38,108 10,382
Social Finance, Acquisition Date: 12/30/20, Cost $15,570 (1)(3) 844,835 35,161
Splunk (1) 202,931 33,490
Square, Class A (1) 303,926 65,636
Tesla (1) 57,146 45,347
Uipath, Acquisition Date: 12/11/20, Cost $1,044 (1)(2)(3) 35,874 2,234
Ultragenyx Pharmaceutical (1) 245,729 34,056
UnitedHealth Group 582,777 194,403
Verily Life Sciences, Series B, Acquisition Date: 1/23/19, Cost
$1,402 (1)(2)(3) 11,378 1,558
Walt Disney (1) 418,893 70,445
Zoom Video Communications, Class A (1) 202,157 75,217
3,243,967
Convertible Preferred Stocks 0.5%
Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost
$1,103 (1)(2)(3) 119,330 2,346

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Databricks, Series F, Acquisition Date: 10/22/19, Cost $2,195 (1)
(2)(3) 51,091 9,062
Freenome Holdings, Series B, Acquisition Date: 6/24/19, Cost
$1,003 (1)(2)(3) 220,032 1,455
Freenome Holdings, Series C, Acquisition Date: 8/14/20, Cost
$1,881 (1)(2)(3) 284,475 1,881
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $1,532 (1)(2)
(3) 116,799 7,274
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $257 (1)(2)(3) 19,611 1,222
Uipath, Series E, Acquisition Date: 7/9/20, Cost $62 (1)(2)(3) 3,343 208
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,672 (1)(2)
(3) 89,353 7,672
31,120
Total United States (Cost
$2,471,198
)
3,275,087
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.07% (6)(7) 4,657,622 4,658
Total Short-Term Investments (Cost $4,658) 4,658
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.13% (6)(7) 2,185,422 21,854
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 21,854
Total Securities Lending Collateral (Cost $21,854) 21,854
Total Investments in Securities 100.7%
(Cost $4,825,718) $ 6,512,279
Other Assets Less Liabilities (0.7)% (46,379)
Net Assets 100.0% $ 6,465,900
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.

T. ROWE PRICE Global Stock Fund

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(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $140,181 and represents 2.2% of net assets.
(4) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(5) All or a portion of this security is on loan at January 31, 2021.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ — $ — $ 2
T. Rowe Price Short-Term Fund, 0.13% — — — ++
Totals $ — # $ — $ 2 +
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government
Reserve Fund, 0.07% $ 1,994 ¤ ¤ $ 4,658
T. Rowe Price Short-Term Fund,
0.13% 42,217 ¤ ¤ 21,854
Total $ 26,512 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $26,512.

T. ROWE PRICE Global Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Global Stock Fund  (the fund)  is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Stock Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Stock Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period  ended
January 31, 2021 . Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at January 31, 2021 , totaled  $ 29,302,000  for the period  ended
January 31, 2021 . During the period , transfers into Level 3 resulted from a lack of observable market data for the security. Additionally, during the period, transfers out of
Level 3 include securities acquired as a result of a corporate action.
F113-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,837,510 $ 2,495,493 $ 43,833 $ 6,376,836
Convertible Preferred Stocks — — 38,425 38,425
Preferred Stocks — 70,506 — 70,506
Short-Term Investments 4,658 — — 4,658
Securities Lending Collateral 21,854 — — 21,854
Total $ 3,864,022 $ 2,565,999 $ 82,258 $ 6,512,279
($000s)
Beginning
Balance
11/1/20
Gain
(Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Transfer
Into
Level 3
Ending
Balance
1/31/21
Investment in
Securities
Common Stocks $ 24,863 $ 13,704 $ 1,044 $ — $ 4,222 $ 43,833
Convertible Preferred
Stocks
28,518 15,598 — (5,691)
— 38,425
Total $ 53,381 $ 29,302 $ 1,044 $ (5,691) $ 4,222 $ 82,258